[TETON Westwood Funds Letterhead]

May 20, 2013

VIA EDGAR

Ms. Laura E. Hatch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The TETON Westwood Funds

File Nos.: 33-06790 and 811-04719

Dear Ms. Hatch:

In connection with your review of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (the “Registration Statement”) of The TETON Westwood Funds (the “Trust”) that was filed with the Securities and Exchange Commission on March 7, 2013 (SEC Accession No. 0001193125-13-096270), the Trust acknowledges that:

1. In connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2. The Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3. The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as a defense in any action or proceeding by the SEC or any person.

If you should have any questions, please feel free to contact the undersigned at 914.921.8371.

Sincerely,

/s/ Agnes Mullady
Agnes Mullady

Treasurer and Secretary